Advisors Capital US Dividend Fund
		Schedule of Investments
		June 30, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
1,252	Honeywell International Inc.			$ 274,626	2.96%

Auto Controls for Regulating Residential & Commercial Environments
610	Trane Technologies plc (Ireland)			112,325	1.21%

Ball & Roller Bearings
1,239	The Timken Company			99,851	1.08%

Biological Products, (No Diagnostic Substances)
713	Amgen Inc.			173,794	1.88%

Cable & Other Pay Television Services
4,000	Comcast Corporation - Class A			228,080
1,086	The Walt Disney Company			190,886
				418,966	4.52%

Cutlery, Handtools & General Hardware
574	Stanley Black & Decker			117,664	1.27%

Electromedical & Electrotherapeutic Apparatus
2,025	Medtronic plc (Ireland)			251,363	2.71%

Electronic Computers
3,082	Apple Inc.			422,111	4.55%

Guided Missiles & Space Vehicles & Parts
673	Lockheed Martin Corporation			254,629	2.75%

Industrial Inorganic Chemicals
567	Air Products and Chemicals, Inc.			163,114	1.76%

Insurance Agents, Brokers & Service
725	Aon plc - Class A **			173,101	1.87%

Investment Advice
2,064	The Blackstone Group Inc. - Class A			200,497	2.16%

Measuring & Controlling Devices, NEC
415	Thermo Fisher Scientific Inc.			209,355	2.26%

Miscellaneous Industrial & Commercial Machinery & Equipment
1,179	Eaton Corporation plc **			174,704	1.89%

Miscellaneous Food Preparations & Kindred Products
4,273	Utz Brands, Inc. - Class A			93,109	1.00%

National Commercial Banks
1,300	JPMorgan Chase & Co. *			202,202
3,190	Truist Financial Corporation *			177,045
2,928	Wells Fargo & Company *			132,609
				511,856	5.52%

Natural Gas Transmission
3,427	The Williams Companies, Inc.			90,987	0.98%

Perfumes, Cosmetics & Other Toilet Preparations
593	The Estée Lauder Companies Inc. - Class A			188,621	2.04%

Petroleum Refining
998	Chevron Corporation +			104,531	1.13%

Pharmaceutical Preparations
1,594	Abbott Laboratories			184,792
1,564	Johnson & Johnson			257,653
1,150	Zoetis Inc. - Class A			214,314
				656,759	7.09%

Radio & TV Broadcasting & Communications Equipment
972	QUALCOMM Incorporated			138,928	1.50%

Retail - Auto Dealers & Gasoline Stations
750	Casey's General Stores, Inc.			145,980	1.58%

Retail - Eating & Drinking Places
1,787	Starbucks Corporation			199,804	2.16%

Retail - Lumber & Other Building Materials Dealers
756	The Home Depot, Inc.			241,081	2.60%

Retail - Variety Stores
483	Costco Wholesale Corp.			191,109
1,229	Walmart Inc.			173,314
				364,423	3.93%

Security & Commodity Brokers, Dealers, Exchanges & Services
650	CME Group Inc.			138,242	1.49%

Security Brokers, Dealers & Flotation Companies
345	BlackRock, Inc.			301,865	3.26%

Semiconductors & Related Devices
496	Broadcom Inc.			236,513
1,132	Texas Instruments Incorporated			217,684
				454,197	4.90%

Services - Business Services, NEC
947	Accenture plc - Class A (Ireland)			279,166
1,188	Fidelity National Information Services, Inc.			168,304
779	MasterCard Incorporated - Class A			284,405
				731,875	7.89%

Services - Computer Programming, Data Processing, Etc.
1,300	Flutter Entertainment plc * **			117,845
1,755	Tencent Holdings Limited **			132,152
				249,997	2.70%

Services - Prepackaged Software
3,706	Bentley Systems, Incorporated - Class B			240,075
1,756	Microsoft Corporation			475,700
				715,775	7.72%

Wholesale - Electronic Parts & Equipment, NEC
1,319	TE Connectivity Ltd. (Switzerland)			178,342	1.92%

Wholesale - Miscellaneous Durable Goods
232	Pool Corporation			106,409	1.15%

Total for Common Stocks (Cost - $8,551,259)				8,658,881	93.43%

REAL ESTATE INVESTMENT TRUSTS
1,162	Prologis, Inc.			138,894
1,289	QTS Realty Trust, Inc. - Class A			99,640
2,424	STORE Capital Corporation			83,652
Total for Real Estate Investment Trusts (Cost $308,953)				322,186	3.48%

MONEY MARKET FUNDS
159,008	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.01% **			159,008	1.72%
(Cost - $159,008)

	Total Investments			9,140,075	98.63%
	(Cost - $9,019,220)

	Other Assets in Excess of Liabilities			126,924	1.37%

	Net Assets			$ 9,266,999	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at June 30, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2021, was $9,019,220. At June 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:
		Unrealized Gain		$ 260,512
		Unrealized Loss		(139,657)
		Unrealized Gain		$ 120,855

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2021:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 8,658,881	$ -	$ -	$ 8,658,881
Real Estate Investment Trusts		322,186	-	-	322,186
Money Market Funds		159,008	-	-	159,008
Total		$ 9,140,075	$ -	$ -	$ 9,140,075

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended June 30, 2021.